John Hancock
ESG Core Bond Fund
Quarterly portfolio holdings 2/28/2025

Fund’s investments
As of 2-28-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 29.1%				$9,840,945
(Cost $9,855,935)
U.S. Government 25.9%				8,771,776
U.S. Treasury
Bond	4.750	02-15-37	780,000	821,011
Note	0.625	12-31-27	695,000	633,183
Note	1.375	11-15-31	1,570,000	1,320,390
Note	1.750	11-15-29	1,390,000	1,257,896
Note	2.375	05-15-29	990,000	928,202
Note	2.875	08-15-28	900,000	867,973
Note	3.375	05-15-33	865,000	818,709
Note	3.875	08-15-33	820,000	803,312
Note	4.000	02-15-34	825,000	813,753
Note	4.375	08-15-26	505,000	507,347
U.S. Government Agency 3.2%				1,069,169
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru	3.500	03-01-48	160,144	147,570
Federal National Mortgage Association
30 Yr Pass Thru	3.000	05-01-48	151,313	136,282
30 Yr Pass Thru	3.500	02-01-45	75,806	70,817
30 Yr Pass Thru	3.500	09-01-46	179,072	166,354
30 Yr Pass Thru	3.500	07-01-47	99,396	91,809
30 Yr Pass Thru	4.000	07-01-44	61,482	59,441
30 Yr Pass Thru	4.000	10-01-47	131,083	125,517
30 Yr Pass Thru	4.500	01-01-46	96,105	94,612
30 Yr Pass Thru	4.500	03-01-47	65,670	64,506

30 Yr Pass Thru	5.000	11-01-39	110,844	112,261
Corporate bonds 40.2%				$13,608,835
(Cost $13,824,541)
Communication services 1.5%				499,791
Diversified telecommunication services 0.8%
AT&T, Inc.	4.300	02-15-30	270,000	264,955
Media 0.7%
Comcast Corp.	5.300	06-01-34	231,000	234,836
Consumer discretionary 0.7%				253,215
Specialty retail 0.7%
Lowe’s Companies, Inc.	4.500	04-15-30	255,000	253,215
Energy 1.2%				408,616
Oil, gas and consumable fuels 1.2%
Enbridge, Inc.	1.600	10-04-26	192,000	183,345
Enbridge, Inc.	4.250	12-01-26	140,000	139,270
TotalEnergies Capital SA	5.150	04-05-34	85,000	86,001
Financials 16.2%				5,487,245
Banks 13.1%
Bank of America Corp. (1.898% to 7-23-30, then Overnight SOFR + 1.530%)	1.898	07-23-31	400,000	343,903
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	140,000	138,567
Bank of Montreal (4.640% to 9-10-29, then Overnight SOFR + 1.250%)	4.640	09-10-30	233,000	231,750
Citigroup, Inc. (3.668% to 7-24-27, then 3 month CME Term SOFR + 1.652%)	3.668	07-24-28	350,000	341,726
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	290,000	296,464
2	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Fifth Third Bancorp (6.361% to 10-27-27, then SOFR Compounded Index + 2.192%)	6.361	10-27-28	224,000	$233,142
HSBC Holdings PLC (6.254% to 3-9-33, then Overnight SOFR + 2.390%)	6.254	03-09-34	290,000	308,028
International Bank for Reconstruction & Development	0.625	04-22-25	320,000	318,337
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month CME Term SOFR + 1.422%)	3.702	05-06-30	300,000	288,090
JPMorgan Chase & Co. (6.070% to 10-22-26, then Overnight SOFR + 1.330%)	6.070	10-22-27	270,000	276,463
Lloyds Banking Group PLC (1.627% to 5-11-26, then 1 Year CMT + 0.850%)	1.627	05-11-27	335,000	323,139
Mitsubishi UFJ Financial Group, Inc. (2.309% to 7-20-31, then 1 Year CMT + 0.950%)	2.309	07-20-32	345,000	295,634
Sumitomo Mitsui Financial Group, Inc.	1.902	09-17-28	320,000	291,873
The PNC Financial Services Group, Inc.	1.150	08-13-26	302,000	288,491
The PNC Financial Services Group, Inc. (5.068% to 1-24-33, then Overnight SOFR + 1.933%)	5.068	01-24-34	160,000	159,223
Truist Financial Corp. (1.267% to 3-2-26, then Overnight SOFR + 0.609%)	1.267	03-02-27	305,000	295,132
Capital markets 2.4%
Morgan Stanley (1.593% to 5-4-26, then Overnight SOFR + 0.879%)	1.593	05-04-27	300,000	289,658
Morgan Stanley (6.342% to 10-18-32, then Overnight SOFR + 2.560%)	6.342	10-18-33	165,000	177,806
The Goldman Sachs Group, Inc. (3.814% to 4-23-28, then 3 month CME Term SOFR + 1.420%)	3.814	04-23-29	350,000	341,161
Insurance 0.7%
Aon Corp.	2.800	05-15-30	273,000	248,658
Health care 5.5%				1,850,778
Biotechnology 1.6%
AbbVie, Inc.	3.200	11-21-29	310,000	291,969
Amgen, Inc.	5.250	03-02-33	253,000	256,907
Health care providers and services 3.9%
Cardinal Health, Inc.	5.350	11-15-34	175,000	176,595
CommonSpirit Health	5.205	12-01-31	250,000	253,564
CVS Health Corp.	4.300	03-25-28	340,000	334,825
Elevance Health, Inc.	5.375	06-15-34	65,000	65,846
HCA, Inc.	5.250	03-01-30	169,000	171,305
Seattle Children’s Hospital	1.208	10-01-27	325,000	299,767
Industrials 5.0%				1,691,134
Building products 0.5%
Carrier Global Corp.	2.700	02-15-31	200,000	177,521
Construction and engineering 0.7%
Quanta Services, Inc.	4.750	08-09-27	225,000	225,359
Ground transportation 1.0%
Ryder System, Inc.	1.750	09-01-26	342,000	327,959
Machinery 1.9%
CNH Industrial Capital LLC	1.450	07-15-26	440,000	422,151
John Deere Capital Corp.	5.100	04-11-34	85,000	86,177
John Deere Capital Corp.	5.150	09-08-33	125,000	127,941
Trading companies and distributors 0.9%
AerCap Ireland Capital DAC	3.000	10-29-28	345,000	324,026
Information technology 1.0%				324,625
Semiconductors and semiconductor equipment 1.0%
Broadcom, Inc.	5.200	04-15-32	319,000	324,625
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Materials 0.6%				$196,819
Metals and mining 0.6%
BHP Billiton Finance USA, Ltd.	4.750	02-28-28	195,000	196,819
Real estate 2.9%				999,337
Health care REITs 0.7%
Alexandria Real Estate Equities, Inc.	4.900	12-15-30	255,000	255,743
Industrial REITs 0.7%
Prologis LP	5.000	03-15-34	240,000	239,843
Specialized REITs 1.5%
American Tower Corp.	3.375	10-15-26	280,000	274,962
Equinix, Inc.	3.200	11-18-29	245,000	228,789
Utilities 5.6%				1,897,275
Electric utilities 4.8%
DTE Electric Company	2.250	03-01-30	250,000	223,699
Eversource Energy	1.650	08-15-30	330,000	279,685
Exelon Corp.	3.400	04-15-26	278,000	274,659
NextEra Energy Capital Holdings, Inc.	4.900	02-28-28	310,000	312,908
Public Service Electric & Gas Company	4.900	12-15-32	251,000	252,670
Xcel Energy, Inc.	4.000	06-15-28	275,000	269,080
Multi-utilities 0.8%

Sempra	3.400	02-01-28	295,000	284,574

Municipal bonds 4.1%				$1,382,865
(Cost $1,495,000)
Bloomfield Township Board of Education (New Jersey)	1.523	09-01-27	155,000	144,888
California Health Facilities Financing Authority	1.829	06-01-29	250,000	225,107
California State University	1.740	11-01-30	210,000	181,645
Kent Hospital Finance Authority (Michigan)	2.821	07-15-29	310,000	288,859
San Francisco City & County Airport Commission (California)	2.583	05-01-30	300,000	275,113

State Board of Administration Finance Corp. (Florida)	1.258	07-01-25	270,000	267,253
Collateralized mortgage obligations 11.3%				$3,805,140
(Cost $3,784,897)
Commercial and residential 5.5%				1,861,347
Bank5
Series 2023-5YR3, Class A3 (A)	6.724	09-15-56	259,000	274,994
Benchmark Mortgage Trust
Series 2024-V9, Class A3	5.602	08-15-57	265,000	273,509
BMO Mortgage Trust
Series 2023-5C2, Class A3 (A)	7.055	11-15-56	273,000	293,737
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2016-DC2, Class A5	3.765	02-10-49	324,000	320,752
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A4	3.719	07-15-50	194,000	193,124
Series 2015-C24, Class A4	3.732	05-15-48	508,000	505,231
U.S. Government Agency 5.8%				1,943,793
Federal Home Loan Mortgage Corp.
Series K513, Class A2 (A)	4.724	12-25-28	416,000	420,216
Series K514, Class A2	4.572	12-25-28	555,000	557,755
Series K518, Class A2	5.400	01-25-29	500,000	516,816
Federal National Mortgage Association
Series 2012-56, Class WB	3.500	05-25-42	113,705	105,933
Series 2013-31, Class NG	2.250	04-25-33	179,815	167,547
Series 2013-34, Class PA	2.000	08-25-42	167,531	156,163

Series 2016-36, Class BC	2.500	03-25-43	19,598	19,363
4	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset-backed securities 14.1%				$4,764,808
(Cost $4,766,242)
Asset-backed securities 14.1%				4,764,808
BMW Vehicle Lease Trust
Series 2024-2, Class A3	4.180	10-25-27	230,000	229,479
Capital One Prime Auto Receivables Trust
Series 2024-1, Class A3	4.620	07-16-29	197,000	198,251
CarMax Auto Owner Trust
Series 2022-2, Class A3	3.490	02-16-27	57,615	57,378
Series 2023-4, Class A3	6.000	07-17-28	242,000	246,352
Series 2024-4, Class A3	4.600	10-15-29	226,000	226,983
CNH Equipment Trust
Series 2021-B, Class A3	0.440	08-17-26	20,138	20,060
Series 2021-C, Class A3	0.810	12-15-26	61,021	60,338
Series 2022-A, Class A3	2.940	07-15-27	56,902	56,377
Series 2022-B, Class A3	3.890	11-15-27	151,569	150,872
Daimler Trucks Retail Trust
Series 2023-1, Class A3	5.900	03-15-27	216,028	217,772
Series 2024-1, Class A3	5.490	12-15-27	216,000	218,751
Fifth Third Auto Trust
Series 2023-1, Class A3	5.530	08-15-28	231,000	233,302
Ford Credit Auto Owner Trust
Series 2022-C, Class A3	4.480	12-15-26	85,153	85,139
Series 2024-B, Class A3	5.100	04-15-29	206,000	208,775
GM Financial Automobile Leasing Trust
Series 2023-3, Class A3	5.380	11-20-26	304,000	305,100
Harley-Davidson Motorcycle Trust
Series 2023-A, Class A3	5.050	12-15-27	156,109	156,630
Series 2024-A, Class A3	5.370	03-15-29	171,000	173,407
Honda Auto Receivables Owner Trust
Series 2022-2, Class A3	3.730	07-20-26	80,881	80,666
John Deere Owner Trust
Series 2021-B, Class A3	0.520	03-16-26	9,262	9,246
Series 2022-A, Class A3	2.320	09-16-26	45,920	45,609
Series 2022-C, Class A3	5.090	06-15-27	153,246	153,774
Mercedes-Benz Auto Lease Trust
Series 2024-B, Class A3	4.230	02-15-28	249,000	248,538
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A3	5.210	08-16-27	118,519	119,026
U.S. Small Business Administration
Series 2022-20E, Class 1	3.820	05-01-42	267,482	254,571
Series 2022-20G, Class 1	3.810	07-01-42	123,257	117,398
Series 2022-20J, Class 1	4.890	10-01-42	169,013	170,821
Series 2022-20K, Class 1	4.980	11-01-42	183,867	186,788
Series 2023-20E, Class 1	4.600	05-01-43	315,757	314,637
Verizon Master Trust
Series 2024-8, Class A1A	4.620	11-20-30	217,000	218,768

	Yield (%)	Shares	Value
Short-term investments 0.9%			$307,205
(Cost $307,205)
Short-term funds 0.9%			307,205
JPMorgan U.S. Government Money Market Fund, Institutional Class	4.2597(B)	307,205	307,205

Total investments (Cost $34,033,820) 99.7%	$33,709,798
Other assets and liabilities, net 0.3%	117,975
Total net assets 100.0%	$33,827,773

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	5

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(B)	The rate shown is the annualized seven-day yield as of 2-28-25.
6	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$9,840,945	—	$9,840,945	—
Corporate bonds	13,608,835	—	13,608,835	—
Municipal bonds	1,382,865	—	1,382,865	—
Collateralized mortgage obligations	3,805,140	—	3,805,140	—
Asset-backed securities	4,764,808	—	4,764,808	—
Short-term investments	307,205	$307,205	—	—
Total investments in securities	$33,709,798	$307,205	$33,402,593	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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